Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED FEBRUARY 14, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY, 1, 2013, OF

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Effective as of May 1, 2014, the fund's investment objective is to maximize total return. There is no change in the fund's principal investment strategies.

Western Asset Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED FEBRUARY 14, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY, 1, 2013, OF

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Effective as of May 1, 2014, the fund's investment objective is to maximize total return. There is no change in the fund's principal investment strategies.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	the fund's investment objective is to maximize total return.